Related Party Transactions (Details) - USD ($)			1 Months Ended	9 Months Ended
	Mar. 02, 2021	Dec. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Related Party Transactions (Details) [Line Items]
Sponsor paid		$ 25,000	$ 25,000
Payment received per share (in Dollars per share)		$ 0.003	$ 0.003
Shares subject to forfeiture			1,125,000
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days
Due from sponsor				$ 563
Repaid to related party			$ 1,000,000	1,350
Working capital loans convertible into warrants			$ 1,500,000	$ 1,500,000
Warrant price per share (in Dollars per share)			$ 1.50	$ 1.50
Repayment of promissory note - related party			$ 175,000
Office space, secretarial and administrative services			$ 10,000	$ 10,000
Administrative fees				$ 70,000
Unit price (in Dollars per share)	$ 10.00		$ 10.00	$ 10.00
Gross proceeds	$ 345,000,000		$ 6,000,000
Purchase shares (in Shares)	34,500,000
Outstanding balance of related party note			$ 0
Engaged Capital, LLC [Member]
Related Party Transactions (Details) [Line Items]
Gross proceeds				$ 100,000,000
Purchase shares (in Shares)				10,000,000
Price per share (in Dollars per share)				$ 10.00
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Restrictions on transfer period of time after business combination completion			1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			120 days
Sponsor agreed to loan			$ 300,000
Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance of related party note				$ 0
Class B common stock [Member]
Related Party Transactions (Details) [Line Items]
Consideration share (in Shares)		8,625,000	8,625,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Sock [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001
Class A Common Sock [Member] | Engaged Capital, LLC [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase				$ 100,000,000
Unit price (in Dollars per share)				$ 10.00